Financial Liabilities - Movement in Senior Notes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Senior notes
Financial Liabilities
Drawn opening balance	€ 5,418	€ 4,615
Issuance		2,600
Cancellation		(1,838)
Exchange differences	(79)	41
Drawn closing balance	5,340	5,418
Senior unsecured corporate notes 2017
Financial Liabilities
Drawn opening balance		1,000
Issuance		0
Cancellation		(1,000)
Exchange differences		0
Senior unsecured corporate notes Euros 2021
Financial Liabilities
Drawn opening balance	1,400	1,400
Issuance		0
Cancellation		0
Exchange differences		0
Drawn closing balance	1,400	1,400
Senior unsecured corporate notes US Dollars 2021
Financial Liabilities
Drawn opening balance	679	638
Issuance		0
Cancellation		0
Exchange differences	(79)	41
Drawn closing balance	600	679
Senior secured corporate notes 2019
Financial Liabilities
Drawn opening balance	740	1,577
Issuance		0
Cancellation		(838)
Exchange differences		0
Drawn closing balance	740	740
Senior secured notes 2024
Financial Liabilities
Drawn opening balance	2,600
Issuance		2,600
Cancellation		0
Exchange differences		0
Drawn closing balance	€ 2,600	€ 2,600